EARNINGS PER SHARE CALCULATIONS (Net Income) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Share [Abstract]
Net income from continuing operations	$ 2,321	$ 566	$ 626
Income from discountinued operations, net of income taxes	0	110	28
Net income attributable to noncontrolling interests	(11)	(28)	(75)
Net Income attributable to The Dow Chemical Company	2,310	648	579
Preferred stock dividends	(340)	(312)	0
Net Income Available for The Dow Chemical Company Common Stockholders	$ 1,970	$ 336	$ 579